PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 107.9%
Common Stocks 106.2%
Aerospace & Defense 4.6%
AeroVironment, Inc.*	129	$25,158
ATI, Inc.*	555	86,280
BWX Technologies, Inc.	375	81,146
Carpenter Technology Corp.	203	86,925
Curtiss-Wright Corp.	151	108,750
Hexcel Corp.	310	29,100
Kratos Defense & Security Solutions, Inc.*	755	47,603
Moog, Inc. (Class A Stock)	116	34,952
StandardAero, Inc.*	775	19,266
Woodward, Inc.	243	88,206
		607,386
Air Freight & Logistics 0.2%
GXO Logistics, Inc.*	465	26,565
Automobile Components 1.1%
Autoliv, Inc. (Sweden)	280	32,460
BorgWarner, Inc.	845	48,140
Gentex Corp.	895	20,683
Goodyear Tire & Rubber Co. (The)*	1,245	8,815
Lear Corp.	205	26,062
Visteon Corp.	110	12,288
		148,448
Automobiles 0.2%
Harley-Davidson, Inc.	510	12,184
Thor Industries, Inc.	215	16,994
		29,178
Banks 6.4%
Associated Banc-Corp.	670	18,867
Bank OZK	425	20,468
Columbia Banking System, Inc.	1,205	35,668
Commerce Bancshares, Inc.	557	28,981
Cullen/Frost Bankers, Inc.	255	36,957
East West Bancorp, Inc.	563	71,203
First Financial Bankshares, Inc.	560	18,071
First Horizon Corp.	1,980	49,421
Flagstar Bank NA	1,221	17,057
FNB Corp.	1,461	26,079
Glacier Bancorp, Inc.	525	25,751
Hancock Whitney Corp.	335	22,616
Home BancShares, Inc.	745	20,018
International Bancshares Corp.	220	15,783
Old National Bancorp	1,415	33,918
Pinnacle Financial Partners, Inc.	614	60,749
Prosperity Bancshares, Inc.	410	28,557
SOUTHSTATE BANK Corp.	405	39,556
Texas Capital Bancshares, Inc.*	180	18,126
UMB Financial Corp.	290	36,589
United Bankshares, Inc.	570	24,972
Valley National Bancorp	1,955	26,529
Webster Financial Corp.	660	47,758
Western Alliance Bancorp	420	34,247

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	271	$40,804
Zions Bancorp NA	600	38,052
		836,797
Beverages 0.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	30	7,111
Celsius Holdings, Inc.*	650	21,821
Coca-Cola Consolidated, Inc.	230	47,166
		76,098
Biotechnology 3.0%
Arrowhead Pharmaceuticals, Inc.*	570	41,884
BioMarin Pharmaceutical, Inc.*	785	42,319
Cytokinetics, Inc.*	500	31,985
Exelixis, Inc.*	1,060	47,128
Halozyme Therapeutics, Inc.*	480	30,557
Neurocrine Biosciences, Inc.*	410	53,985
Roivant Sciences Ltd.*	1,840	52,495
United Therapeutics Corp.*	176	100,557
		400,910
Broadline Retail 0.3%
Macy’s, Inc.	1,085	21,212
Ollie’s Bargain Outlet Holdings, Inc.*	250	21,627
		42,839
Building Products 2.0%
AAON, Inc.	275	25,660
Advanced Drainage Systems, Inc.	290	43,282
Carlisle Cos., Inc.	166	58,973
Fortune Brands Innovations, Inc.	490	19,865
Owens Corning	334	41,196
Simpson Manufacturing Co., Inc.	170	32,424
Trex Co., Inc.*	435	17,052
UFP Industries, Inc.	235	21,030
		259,482
Capital Markets 2.8%
Affiliated Managers Group, Inc.	115	33,887
Carlyle Group, Inc. (The)	1,060	53,074
Evercore, Inc. (Class A Stock)	158	50,764
Federated Hermes, Inc.	300	17,427
Hamilton Lane, Inc. (Class A Stock)	165	15,178
Houlihan Lokey, Inc.	220	34,045
Janus Henderson Group PLC	505	26,063
Jefferies Financial Group, Inc.	676	32,597
Morningstar, Inc.	94	15,859
SEI Investments Co.	380	34,458
Stifel Financial Corp.	624	49,178
		362,530
Chemicals 1.8%
Ashland, Inc.	200	10,652
Avient Corp.	375	13,905
Axalta Coating Systems Ltd.*	870	24,743

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Cabot Corp.	215	$16,546
NewMarket Corp.	32	21,620
Olin Corp.	465	13,243
RPM International, Inc.	520	52,983
Scotts Miracle-Gro Co. (The)	180	11,286
Solstice Advanced Materials, Inc.	650	53,267
Westlake Corp.	135	15,563
		233,808
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	170	18,148
Clean Harbors, Inc.*	205	64,099
MSA Safety, Inc.	150	24,958
RB Global, Inc. (Canada)	760	79,268
Tetra Tech, Inc.	1,065	34,421
		220,894
Construction & Engineering 3.1%
AECOM	529	44,489
API Group Corp.*	1,565	71,551
Dycom Industries, Inc.*	122	50,520
Fluor Corp.*	660	35,211
MasTec, Inc.*	250	98,512
Sterling Infrastructure, Inc.*	125	64,453
Valmont Industries, Inc.	80	40,643
		405,379
Construction Materials 0.4%
Eagle Materials, Inc.	127	26,684
Knife River Corp.*	230	21,287
		47,971
Consumer Finance 0.8%
Ally Financial, Inc.	1,145	50,827
FirstCash Holdings, Inc.	155	33,824
SLM Corp.	815	18,810
		103,461
Consumer Staples Distribution & Retail 2.1%
Albertson’s Cos., Inc. (Class A Stock)	1,510	25,444
BJ’s Wholesale Club Holdings, Inc.*	535	50,231
Maplebear, Inc.*	750	31,762
Performance Food Group Co.*	640	57,958
Sprouts Farmers Market, Inc.*	395	32,331
US Foods Holding Corp.*	900	84,141
		281,867
Containers & Packaging 1.0%
AptarGroup, Inc.	260	32,157
Crown Holdings, Inc.	455	44,731
Graphic Packaging Holding Co.(a)	1,280	12,199
Greif, Inc. (Class A Stock)	110	7,176

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Silgan Holdings, Inc.	360	$14,598
Sonoco Products Co.	400	19,984
		130,845
Diversified Consumer Services 0.9%
Duolingo, Inc.*	165	18,166
Graham Holdings Co. (Class B Stock)	14	15,715
Grand Canyon Education, Inc.*	110	18,598
H&R Block, Inc.	515	16,341
Service Corp. International	570	46,187
		115,007
Diversified REITs 0.5%
WP Carey, Inc.	895	65,272
Electric Utilities 0.9%
IDACORP, Inc.	220	32,503
OGE Energy Corp.	840	40,992
Portland General Electric Co.	460	23,888
TXNM Energy, Inc.	400	23,624
		121,007
Electrical Equipment 2.6%
Acuity, Inc.	124	35,931
EnerSys	150	31,989
Nextpower, Inc. (Class A Stock)*	605	72,074
nVent Electric PLC	660	94,314
Regal Rexnord Corp.	270	58,058
Sensata Technologies Holding PLC	595	24,776
Vicor Corp.*	90	24,234
		341,376
Electronic Equipment, Instruments & Components 5.0%
Advanced Energy Industries, Inc.	154	59,122
Arrow Electronics, Inc.*	210	39,444
Avnet, Inc.	335	27,641
Belden, Inc.	160	17,997
Cognex Corp.	675	37,469
Crane NXT Co.	215	9,606
Fabrinet (Thailand)*	146	99,787
Flex Ltd.*	1,500	137,325
IPG Photonics Corp.*	100	11,892
Littelfuse, Inc.	102	41,225
Novanta, Inc.*	145	18,782
TD SYNNEX Corp.	306	69,823
TTM Technologies, Inc.*	420	66,453
Vontier Corp.	580	20,810
		657,376
Energy Equipment & Services 1.6%
NOV, Inc.	1,470	30,076
TechnipFMC PLC (United Kingdom)	1,650	124,690
Valaris Ltd.*	260	26,515
Weatherford International PLC	290	32,002
		213,283

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.1%
Warner Music Group Corp. (Class A Stock)	635	$17,951
Financial Services 1.5%
Corebridge Financial, Inc.	1,040	28,642
Equitable Holdings, Inc.	1,155	48,741
Essent Group Ltd.	390	23,603
Euronet Worldwide, Inc.*	175	12,666
MGIC Investment Corp.	895	23,700
Shift4 Payments, Inc. (Class A Stock)*(a)	290	12,841
Voya Financial, Inc.	385	31,555
WEX, Inc.*	140	21,046
		202,794
Food Products 0.9%
Darling Ingredients, Inc.*	645	41,428
Flowers Foods, Inc.	950	8,607
Ingredion, Inc.	257	28,717
Marzetti Company (The)	80	10,422
Pilgrim’s Pride Corp.	175	5,793
Post Holdings, Inc.*	170	17,808
		112,775
Gas Utilities 1.2%
National Fuel Gas Co.	385	32,486
New Jersey Resources Corp.	410	23,087
ONE Gas, Inc.	245	21,859
Southwest Gas Holdings, Inc.	260	24,453
Spire, Inc.	240	21,883
UGI Corp.	877	31,651
		155,419
Ground Transportation 2.1%
Avis Budget Group, Inc.*	70	12,647
Knight-Swift Transportation Holdings, Inc.	660	42,834
Landstar System, Inc.	140	25,770
Ryder System, Inc.	160	40,603
Saia, Inc.*	109	48,921
XPO, Inc.*	480	105,663
		276,438
Health Care Equipment & Supplies 1.5%
DENTSPLY SIRONA, Inc.	870	10,222
Envista Holdings Corp.*	670	17,380
Globus Medical, Inc. (Class A Stock)*	455	41,032
Haemonetics Corp.*	200	12,018
Lantheus Holdings, Inc.*	270	22,847
LivaNova PLC*	220	13,222
Masimo Corp.*	185	33,010
Penumbra, Inc.*	160	52,237
		201,968
Health Care Providers & Services 1.8%
Chemed Corp.	58	24,649
Encompass Health Corp.	410	41,000
Ensign Group, Inc. (The)	235	43,872
HealthEquity, Inc.*	350	28,710

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Hims & Hers Health, Inc.*(a)	850	$23,095
Option Care Health, Inc.*	650	13,215
Tenet Healthcare Corp.*	360	63,763
		238,304
Health Care REITs 1.3%
American Healthcare REIT, Inc.	725	36,815
CareTrust REIT, Inc.	910	35,899
Healthcare Realty Trust, Inc.	1,425	26,648
Omega Healthcare Investors, Inc.	1,205	56,599
Sabra Health Care REIT, Inc.	1,030	21,280
		177,241
Health Care Technology 0.1%
Doximity, Inc. (Class A Stock)*	545	13,320
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	880	10,094
Hotels, Restaurants & Leisure 2.7%
Aramark	1,075	49,117
Boyd Gaming Corp.	235	20,433
Cava Group, Inc.*	405	37,831
Choice Hotels International, Inc.	95	9,413
Churchill Downs, Inc.	270	27,267
Dutch Bros, Inc. (Class A Stock)*	520	29,905
Hilton Grand Vacations, Inc.*	270	12,682
Hyatt Hotels Corp. (Class A Stock)	170	28,487
Planet Fitness, Inc. (Class A Stock)*	340	22,668
Texas Roadhouse, Inc.	270	43,467
Travel + Leisure Co.	260	16,811
Vail Resorts, Inc.(a)	150	19,077
Wingstop, Inc.	111	18,211
Wyndham Hotels & Resorts, Inc.	310	25,228
		360,597
Household Durables 1.7%
KB Home	255	13,512
Somnigroup International, Inc.	855	64,860
Taylor Morrison Home Corp.*	400	24,296
Toll Brothers, Inc.	386	54,866
TopBuild Corp.*	114	50,468
Whirlpool Corp.(a)	260	14,576
		222,578
Independent Power & Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	250	28,725
Talen Energy Corp.*	186	69,270
		97,995
Industrial REITs 1.1%
EastGroup Properties, Inc.	215	43,258
First Industrial Realty Trust, Inc.	540	33,485

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs (cont’d.)
Rexford Industrial Realty, Inc.	940	$33,737
STAG Industrial, Inc.	780	30,092
		140,572
Insurance 3.8%
American Financial Group, Inc.	280	37,316
Brighthouse Financial, Inc.*	250	15,565
CNO Financial Group, Inc.	410	18,224
Fidelity National Financial, Inc.	1,040	54,392
First American Financial Corp.	415	29,104
Hanover Insurance Group, Inc. (The)	145	27,215
Kinsale Capital Group, Inc.	90	29,125
Old Republic International Corp.	930	37,153
Primerica, Inc.	130	36,565
Reinsurance Group of America, Inc.	268	56,671
RenaissanceRe Holdings Ltd. (Bermuda)	177	54,334
RLI Corp.	375	19,414
Ryan Specialty Holdings, Inc.	465	16,168
Selective Insurance Group, Inc.	245	20,568
Unum Group	620	49,836
		501,650
Interactive Media & Services 0.4%
Pinterest, Inc. (Class A Stock)*	2,390	46,987
IT Services 1.4%
DigitalOcean Holdings, Inc.*	310	29,893
Kyndryl Holdings, Inc.*	995	13,751
Okta, Inc.*	690	50,819
Twilio, Inc. (Class A Stock)*	620	91,797
		186,260
Leisure Products 0.5%
Brunswick Corp.	265	21,054
Mattel, Inc.*	1,270	19,152
Polaris, Inc.	220	14,580
YETI Holdings, Inc.*	340	13,416
		68,202
Life Sciences Tools & Services 1.7%
Avantor, Inc.*	2,785	22,558
Bio-Rad Laboratories, Inc. (Class A Stock)*	74	20,729
Bruker Corp.	450	16,520
Illumina, Inc.*	625	79,212
Medpace Holdings, Inc.*	91	38,098
Repligen Corp.*	215	25,437
Sotera Health Co.*	1,005	15,638
		218,192
Machinery 6.2%
AGCO Corp.	246	29,771
Chart Industries, Inc.*	185	38,461
CNH Industrial NV	3,615	38,717
Crane Co.	200	35,546
Donaldson Co., Inc.	472	41,616
Esab Corp.	230	22,602

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Flowserve Corp.	520	$38,293
Graco, Inc.	675	54,182
ITT, Inc.	349	74,805
Lincoln Electric Holdings, Inc.	225	59,625
Middleby Corp. (The)*	190	26,668
Mueller Industries, Inc.	455	61,621
Oshkosh Corp.	260	40,638
RBC Bearings, Inc.*	129	77,283
SPX Technologies, Inc.*	205	44,877
Terex Corp.	465	28,923
Timken Co. (The)	260	28,831
Toro Co. (The)	395	37,592
Watts Water Technologies, Inc. (Class A Stock)	112	33,618
		813,669
Marine Transportation 0.3%
Kirby Corp.*	220	33,119
Media 0.6%
New York Times Co. (The) (Class A Stock)	660	52,160
Nexstar Media Group, Inc.	115	23,936
		76,096
Metals & Mining 2.8%
Alcoa Corp.	1,055	67,298
Cleveland-Cliffs, Inc.*	2,330	23,766
Commercial Metals Co.	450	31,032
Hecla Mining Co.	2,735	49,285
MP Materials Corp.*(a)	550	36,322
Reliance, Inc.	213	77,212
Royal Gold, Inc.	331	77,249
		362,164
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management, Inc.	2,935	67,212
Starwood Property Trust, Inc.	1,420	26,071
		93,283
Multi-Utilities 0.3%
Black Hills Corp.	310	23,340
Northwestern Energy Group, Inc.	250	18,085
		41,425
Office REITs 0.5%
COPT Defense Properties	460	14,375
Cousins Properties, Inc.	685	17,543
Kilroy Realty Corp.	465	15,466
Vornado Realty Trust	655	19,578
		66,962
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp.	1,350	29,511
Antero Resources Corp.*	1,195	46,916
Chord Energy Corp.	230	33,488
CNX Resources Corp.*	580	22,568

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
DT Midstream, Inc.	415	$61,416
HF Sinclair Corp.	640	43,014
Matador Resources Co.	475	30,134
Murphy Oil Corp.	545	22,759
Ovintiv, Inc.	1,135	69,859
PBF Energy, Inc. (Class A Stock)	340	14,742
Permian Resources Corp. (Class A Stock)	3,025	65,400
Range Resources Corp.	965	41,978
Viper Energy, Inc. (Class A Stock)	760	37,529
		519,314
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	260	18,769
Passenger Airlines 0.4%
Alaska Air Group, Inc.*	470	18,382
American Airlines Group, Inc.*	2,695	31,558
		49,940
Personal Care Products 0.2%
BellRing Brands, Inc.*	480	8,544
Coty, Inc. (Class A Stock)*	1,600	3,936
elf Beauty, Inc.*	240	15,353
		27,833
Pharmaceuticals 0.7%
Elanco Animal Health, Inc.*	2,030	45,411
Jazz Pharmaceuticals PLC*	245	49,740
		95,151
Professional Services 2.6%
Booz Allen Hamilton Holding Corp.	490	38,107
CACI International, Inc. (Class A Stock)*	90	46,759
Concentrix Corp.(a)	183	4,359
ExlService Holdings, Inc.*	640	20,403
Exponent, Inc.	215	14,381
FTI Consulting, Inc.*	125	22,413
Genpact Ltd.	645	22,414
KBR, Inc.	520	19,495
Maximus, Inc.	220	14,436
Parsons Corp.*	225	11,342
Paylocity Holding Corp.*	180	18,988
Science Applications International Corp.	185	17,903
TransUnion	785	55,735
UL Solutions, Inc. (Class A Stock)	315	28,504
		335,239
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.*	193	61,399
Residential REITs 0.8%
American Homes 4 Rent (Class A Stock)	1,330	42,348
Equity LifeStyle Properties, Inc.	790	49,999
Independence Realty Trust, Inc.	965	15,739
		108,086

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 1.0%
Agree Realty Corp.	490	$37,784
Brixmor Property Group, Inc.	1,250	37,612
Kite Realty Group Trust	885	23,152
NNN REIT, Inc.	775	33,937
		132,485
Semiconductors & Semiconductor Equipment 4.7%
Allegro MicroSystems, Inc. (Japan)*	505	24,493
Amkor Technology, Inc.	465	32,434
Cirrus Logic, Inc.*	210	34,247
Entegris, Inc.	620	87,656
Lattice Semiconductor Corp.*	560	68,477
MACOM Technology Solutions Holdings, Inc.*	265	74,627
MKS, Inc.	275	78,031
Onto Innovation, Inc.*	200	59,012
Rambus, Inc.*	440	50,648
Silicon Laboratories, Inc.*	135	29,389
SiTime Corp.*	90	50,593
Synaptics, Inc.*	165	15,442
Universal Display Corp.	180	15,676
		620,725
Software 3.0%
Appfolio, Inc. (Class A Stock)*	100	16,709
Bentley Systems, Inc. (Class B Stock)	610	19,898
BILL Holdings, Inc.*	360	13,680
Blackbaud, Inc.*	160	5,947
Commvault Systems, Inc.*	180	17,798
Docusign, Inc.*	815	37,482
Dolby Laboratories, Inc. (Class A Stock)	265	16,997
Dropbox, Inc. (Class A Stock)*	710	17,246
Dynatrace, Inc.*	1,220	44,176
Guidewire Software, Inc.*	346	47,883
InterDigital, Inc.	105	31,139
Manhattan Associates, Inc.*	244	33,645
Nutanix, Inc. (Class A Stock)*	1,105	45,184
Pegasystems, Inc.	370	13,524
Qualys, Inc.*	145	12,605
UiPath, Inc. (Class A Stock)*	1,750	18,025
		391,938
Specialized REITs 1.5%
CubeSmart	930	37,647
EPR Properties	310	17,301
Gaming & Leisure Properties, Inc.	1,155	55,971
Lamar Advertising Co. (Class A Stock)	356	49,071
National Storage Affiliates Trust	290	12,342
Rayonier, Inc.	1,136	24,095
		196,427
Specialty Retail 3.6%
Abercrombie & Fitch Co. (Class A Stock)*	185	15,790
AutoNation, Inc.*	105	22,300
Bath & Body Works, Inc.	835	16,232
Burlington Stores, Inc.*	254	81,283
Chewy, Inc. (Class A Stock)*	975	24,784
Dick’s Sporting Goods, Inc.	270	61,268

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	225	$53,023
Floor & Decor Holdings, Inc. (Class A Stock)*	440	21,296
GameStop Corp. (Class A Stock)*	1,685	42,041
Gap, Inc. (The)	925	22,746
Lithia Motors, Inc.	99	28,722
Murphy USA, Inc.	69	40,572
Penske Automotive Group, Inc.	75	12,864
RH*	60	7,918
Valvoline, Inc.*	520	17,280
		468,119
Technology Hardware, Storage & Peripherals 0.7%
Everpure, Inc. (Class A Stock)*	1,280	91,456
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	500	9,755
Columbia Sportswear Co.	105	6,397
Crocs, Inc.*	205	20,906
PVH Corp.	185	16,916
VF Corp.	1,340	25,366
		79,340
Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	152	46,474
Core & Main, Inc. (Class A Stock)*	770	38,785
GATX Corp.	145	28,408
MSC Industrial Direct Co., Inc. (Class A Stock)	185	18,920
Watsco, Inc.	143	62,611
WESCO International, Inc.	199	69,475
		264,673
Water Utilities 0.3%
Essential Utilities, Inc.	1,155	44,121

Total Common Stocks (cost $10,550,128)		13,968,849
Unaffiliated Exchange-Traded Fund 1.7%
iShares Core S&P Mid-Cap ETF (cost $177,639)	3,100	225,587

Total Long-Term Investments (cost $10,727,767)		14,194,436

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $100,759; includes $100,224 of cash collateral for securities on loan)(b)(wb)	100,839	100,779

TOTAL INVESTMENTS 108.7% (cost $10,828,526)		14,295,215
Liabilities in excess of other assets (8.7)%		(1,146,406)

Net Assets 100.0%		$13,148,809

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,360; cash collateral of $100,224 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).